FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [Abstract]
Disclosure of fair value measurement [Table Text Block]
	Fair value measurements using
	Quoted prices in active markets for identical instruments (Level 1) $	Significant other observable inputs (Level 2) $	Significant unobservable inputs (Level 3) $	Balance, December 31, 2025 $

Investments	7,098,893	-	1,038,050	8,136,943

	Fair value measurements using
	Quoted prices in active markets for identical instruments (Level 1) $	Significant other observable inputs (Level 2) $	Significant unobservable inputs (Level 3) $	Balance, December 31, 2024 $

Investments	-	-	77,229	77,229

Disclosure of foreign exchange rate risk [Table Text Block]
2025	TWD	KRW	US$

Cash	43,511	-	218,798
Investments	-	7,472,518,740	-
Accounts payable and accrued liabilities	(185,400)	-	(782,639)
Total foreign currency financial assets and liabilities	(141,889)	7,472,518,740	(563,841)
Impact of a 10% strengthening or weakening of foreign exchange rate	(14,189)	747,251,874	(56,384)

2024	TWD	US$

Cash	82,993	(1,249)
Other receivables (except GST)	-	106,489
Accounts payable and accrued liabilities	(6,337,488)	(237,069)
Total foreign currency financial assets and liabilities	(6,254,495)	(131,829)
Impact of a 10% strengthening or weakening of foreign exchange rate	(625,450)	(13,183)

Disclosure of liquidity risk [Table Text Block]
2025	Total $	Within 1 year $	Within 2-5 years $
Accounts payable and accrued liabilities	2,151,111	2,151,111	-
Due to related parties	25,882	25,882	-
Total	2,176,993	2,176,993	-

2024	Total $	Within 1 year $	Within 2-5 years $
Accounts payable and accrued liabilities	1,450,252	1,450,252	-
Due to related parties	27,172	27,172	-
Total	1,477,424	1,477,424	-